Financial Instruments - Narrative (Details) - $250m Convertible bonds - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
SLA shares outstanding (in shares)	1,700,000	10,860,689
Own-sharelLending arrangement, shares, outstanding, value	$ 6.9	$ 42.4